MD&A - Risk management and control - Market Risk (Detail 1) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Value At Risk [Line Items]
Management VaR	[1]	$ 12	$ 10
Diversification effect	[1],[2],[3]	(7)	(6)
Global Wealth Management
Value At Risk [Line Items]
Management VaR	[1]	1	1
Personal & Corporate Banking
Value At Risk [Line Items]
Management VaR	[1]	0	0
Asset Management
Value At Risk [Line Items]
Management VaR	[1]	0	0
Investment Bank
Value At Risk [Line Items]
Management VaR	[1]	10	8
Corporate Center - Services
Value At Risk [Line Items]
Management VaR	[1]	0	0
Corporate Center - Group ALM
Value At Risk [Line Items]
Management VaR	[1]	6	4
Corporate Center - Non-core and Legacy Portfolio
Value At Risk [Line Items]
Management VaR	[1]	2	3
Minimum
Value At Risk [Line Items]
Management VaR	[1]	5	5
Minimum | Global Wealth Management
Value At Risk [Line Items]
Management VaR	[1]	0	0
Minimum | Personal & Corporate Banking
Value At Risk [Line Items]
Management VaR	[1]	0	0
Minimum | Asset Management
Value At Risk [Line Items]
Management VaR	[1]	0	0
Minimum | Investment Bank
Value At Risk [Line Items]
Management VaR	[1]	4	4
Minimum | Corporate Center - Services
Value At Risk [Line Items]
Management VaR	[1]	0	0
Minimum | Corporate Center - Group ALM
Value At Risk [Line Items]
Management VaR	[1]	3	3
Minimum | Corporate Center - Non-core and Legacy Portfolio
Value At Risk [Line Items]
Management VaR	[1]	2	3
Maximum
Value At Risk [Line Items]
Management VaR	[1]	26	19
Maximum | Global Wealth Management
Value At Risk [Line Items]
Management VaR	[1]	2	1
Maximum | Personal & Corporate Banking
Value At Risk [Line Items]
Management VaR	[1]	0	0
Maximum | Asset Management
Value At Risk [Line Items]
Management VaR	[1]	0	0
Maximum | Investment Bank
Value At Risk [Line Items]
Management VaR	[1]	25	18
Maximum | Corporate Center - Services
Value At Risk [Line Items]
Management VaR	[1]	0	0
Maximum | Corporate Center - Group ALM
Value At Risk [Line Items]
Management VaR	[1]	6	8
Maximum | Corporate Center - Non-core and Legacy Portfolio
Value At Risk [Line Items]
Management VaR	[1]	3	6
Average
Value At Risk [Line Items]
Management VaR	[1]	12	11
Diversification effect	[1],[2],[3]	(7)	(8)
Average | Global Wealth Management
Value At Risk [Line Items]
Management VaR	[1]	1	1
Average | Personal & Corporate Banking
Value At Risk [Line Items]
Management VaR	[1]	0	0
Average | Asset Management
Value At Risk [Line Items]
Management VaR	[1]	0	0
Average | Investment Bank
Value At Risk [Line Items]
Management VaR	[1]	11	9
Average | Corporate Center - Services
Value At Risk [Line Items]
Management VaR	[1]	0	0
Average | Corporate Center - Group ALM
Value At Risk [Line Items]
Management VaR	[1]	4	6
Average | Corporate Center - Non-core and Legacy Portfolio
Value At Risk [Line Items]
Management VaR	[1]	2	3
Equity prices
Value At Risk [Line Items]
Management VaR	[1]	5	5
Diversification effect	[1],[2],[3]	(1)	(1)
Equity prices | Global Wealth Management
Value At Risk [Line Items]
Management VaR	[1]	0	0
Equity prices | Personal & Corporate Banking
Value At Risk [Line Items]
Management VaR	[1]	0	0
Equity prices | Asset Management
Value At Risk [Line Items]
Management VaR	[1]	0	0
Equity prices | Investment Bank
Value At Risk [Line Items]
Management VaR	[1]	8	6
Equity prices | Corporate Center - Services
Value At Risk [Line Items]
Management VaR	[1]	0	0
Equity prices | Corporate Center - Group ALM
Value At Risk [Line Items]
Management VaR	[1]	0	0
Equity prices | Corporate Center - Non-core and Legacy Portfolio
Value At Risk [Line Items]
Management VaR	[1]	1	1
Equity prices | Minimum
Value At Risk [Line Items]
Management VaR	[1]	3	1
Equity prices | Maximum
Value At Risk [Line Items]
Management VaR	[1]	22	15
Equity prices | Average
Value At Risk [Line Items]
Management VaR	[1]	8	6
Interest rates
Value At Risk [Line Items]
Management VaR	[1]	7	9
Diversification effect	[1],[2],[3]	(5)	(6)
Interest rates | Global Wealth Management
Value At Risk [Line Items]
Management VaR	[1]	1	1
Interest rates | Personal & Corporate Banking
Value At Risk [Line Items]
Management VaR	[1]	0	0
Interest rates | Asset Management
Value At Risk [Line Items]
Management VaR	[1]	0	0
Interest rates | Investment Bank
Value At Risk [Line Items]
Management VaR	[1]	6	7
Interest rates | Corporate Center - Services
Value At Risk [Line Items]
Management VaR	[1]	0	0
Interest rates | Corporate Center - Group ALM
Value At Risk [Line Items]
Management VaR	[1]	4	5
Interest rates | Corporate Center - Non-core and Legacy Portfolio
Value At Risk [Line Items]
Management VaR	[1]	2	2
Interest rates | Minimum
Value At Risk [Line Items]
Management VaR	[1]	5	6
Interest rates | Maximum
Value At Risk [Line Items]
Management VaR	[1]	11	12
Interest rates | Average
Value At Risk [Line Items]
Management VaR	[1]	8	10
Credit spreads
Value At Risk [Line Items]
Management VaR	[1]	5	8
Diversification effect	[1],[2],[3]	(4)	(4)
Credit spreads | Global Wealth Management
Value At Risk [Line Items]
Management VaR	[1]	2	1
Credit spreads | Personal & Corporate Banking
Value At Risk [Line Items]
Management VaR	[1]	0	0
Credit spreads | Asset Management
Value At Risk [Line Items]
Management VaR	[1]	0	0
Credit spreads | Investment Bank
Value At Risk [Line Items]
Management VaR	[1]	6	5
Credit spreads | Corporate Center - Services
Value At Risk [Line Items]
Management VaR	[1]	0	0
Credit spreads | Corporate Center - Group ALM
Value At Risk [Line Items]
Management VaR	[1]	1	2
Credit spreads | Corporate Center - Non-core and Legacy Portfolio
Value At Risk [Line Items]
Management VaR	[1]	1	2
Credit spreads | Minimum
Value At Risk [Line Items]
Management VaR	[1]	5	5
Credit spreads | Maximum
Value At Risk [Line Items]
Management VaR	[1]	9	8
Credit spreads | Average
Value At Risk [Line Items]
Management VaR	[1]	7	6
Foreign exchange
Value At Risk [Line Items]
Management VaR	[1]	6	3
Diversification effect	[1],[2],[3]	(1)	(1)
Foreign exchange | Global Wealth Management
Value At Risk [Line Items]
Management VaR	[1]	0	0
Foreign exchange | Personal & Corporate Banking
Value At Risk [Line Items]
Management VaR	[1]	0	0
Foreign exchange | Asset Management
Value At Risk [Line Items]
Management VaR	[1]	0	0
Foreign exchange | Investment Bank
Value At Risk [Line Items]
Management VaR	[1]	3	2
Foreign exchange | Corporate Center - Services
Value At Risk [Line Items]
Management VaR	[1]	0	0
Foreign exchange | Corporate Center - Group ALM
Value At Risk [Line Items]
Management VaR	[1]	1	1
Foreign exchange | Corporate Center - Non-core and Legacy Portfolio
Value At Risk [Line Items]
Management VaR	[1]	0	0
Foreign exchange | Minimum
Value At Risk [Line Items]
Management VaR	[1]	1	1
Foreign exchange | Maximum
Value At Risk [Line Items]
Management VaR	[1]	13	5
Foreign exchange | Average
Value At Risk [Line Items]
Management VaR	[1]	3	3
Commodities
Value At Risk [Line Items]
Management VaR	[1]	2	2
Diversification effect	[1],[2],[3]	0	0
Commodities | Global Wealth Management
Value At Risk [Line Items]
Management VaR	[1]	0	0
Commodities | Personal & Corporate Banking
Value At Risk [Line Items]
Management VaR	[1]	0	0
Commodities | Asset Management
Value At Risk [Line Items]
Management VaR	[1]	0	0
Commodities | Investment Bank
Value At Risk [Line Items]
Management VaR	[1]	2	2
Commodities | Corporate Center - Services
Value At Risk [Line Items]
Management VaR	[1]	0	0
Commodities | Corporate Center - Group ALM
Value At Risk [Line Items]
Management VaR	[1]	0	0
Commodities | Corporate Center - Non-core and Legacy Portfolio
Value At Risk [Line Items]
Management VaR	[1]	0	0
Commodities | Minimum
Value At Risk [Line Items]
Management VaR	[1]	1	0
Commodities | Maximum
Value At Risk [Line Items]
Management VaR	[1]	4	7
Commodities | Average
Value At Risk [Line Items]
Management VaR	[1]	2	2
UBS AG
Value At Risk [Line Items]
Management VaR	[1]	12	10
Diversification effect	[1],[2],[3]	(7)	(6)
UBS AG | Global Wealth Management
Value At Risk [Line Items]
Management VaR	[1]	1	1
UBS AG | Personal & Corporate Banking
Value At Risk [Line Items]
Management VaR	[1]	0	0
UBS AG | Asset Management
Value At Risk [Line Items]
Management VaR	[1]	0	0
UBS AG | Investment Bank
Value At Risk [Line Items]
Management VaR	[1]	10	8
UBS AG | Corporate Center - Services
Value At Risk [Line Items]
Management VaR	[1]	0	0
UBS AG | Corporate Center - Group ALM
Value At Risk [Line Items]
Management VaR	[1]	6	4
UBS AG | Corporate Center - Non-core and Legacy Portfolio
Value At Risk [Line Items]
Management VaR	[1]	2	3
UBS AG | Minimum
Value At Risk [Line Items]
Management VaR	[1]	5	5
UBS AG | Minimum | Global Wealth Management
Value At Risk [Line Items]
Management VaR	[1]	0	0
UBS AG | Minimum | Personal & Corporate Banking
Value At Risk [Line Items]
Management VaR	[1]	0	0
UBS AG | Minimum | Asset Management
Value At Risk [Line Items]
Management VaR	[1]	0	0
UBS AG | Minimum | Investment Bank
Value At Risk [Line Items]
Management VaR	[1]	4	4
UBS AG | Minimum | Corporate Center - Services
Value At Risk [Line Items]
Management VaR	[1]	0	0
UBS AG | Minimum | Corporate Center - Group ALM
Value At Risk [Line Items]
Management VaR	[1]	3	3
UBS AG | Minimum | Corporate Center - Non-core and Legacy Portfolio
Value At Risk [Line Items]
Management VaR	[1]	2	3
UBS AG | Maximum
Value At Risk [Line Items]
Management VaR	[1]	26	19
UBS AG | Maximum | Global Wealth Management
Value At Risk [Line Items]
Management VaR	[1]	2	1
UBS AG | Maximum | Personal & Corporate Banking
Value At Risk [Line Items]
Management VaR	[1]	0	0
UBS AG | Maximum | Asset Management
Value At Risk [Line Items]
Management VaR	[1]	0	0
UBS AG | Maximum | Investment Bank
Value At Risk [Line Items]
Management VaR	[1]	25	18
UBS AG | Maximum | Corporate Center - Services
Value At Risk [Line Items]
Management VaR	[1]	0	0
UBS AG | Maximum | Corporate Center - Group ALM
Value At Risk [Line Items]
Management VaR	[1]	6	8
UBS AG | Maximum | Corporate Center - Non-core and Legacy Portfolio
Value At Risk [Line Items]
Management VaR	[1]	3	6
UBS AG | Average
Value At Risk [Line Items]
Management VaR	[1]	12	11
Diversification effect	[1],[2],[3]	(7)	(8)
UBS AG | Average | Global Wealth Management
Value At Risk [Line Items]
Management VaR	[1]	1	1
UBS AG | Average | Personal & Corporate Banking
Value At Risk [Line Items]
Management VaR	[1]	0	0
UBS AG | Average | Asset Management
Value At Risk [Line Items]
Management VaR	[1]	0	0
UBS AG | Average | Investment Bank
Value At Risk [Line Items]
Management VaR	[1]	11	9
UBS AG | Average | Corporate Center - Services
Value At Risk [Line Items]
Management VaR	[1]	0	0
UBS AG | Average | Corporate Center - Group ALM
Value At Risk [Line Items]
Management VaR	[1]	4	6
UBS AG | Average | Corporate Center - Non-core and Legacy Portfolio
Value At Risk [Line Items]
Management VaR	[1]	2	3
UBS AG | Equity prices
Value At Risk [Line Items]
Management VaR	[1]	5	5
Diversification effect	[1],[2],[3]	(1)	(1)
UBS AG | Equity prices | Global Wealth Management
Value At Risk [Line Items]
Management VaR	[1]	0	0
UBS AG | Equity prices | Personal & Corporate Banking
Value At Risk [Line Items]
Management VaR	[1]	0	0
UBS AG | Equity prices | Asset Management
Value At Risk [Line Items]
Management VaR	[1]	0	0
UBS AG | Equity prices | Investment Bank
Value At Risk [Line Items]
Management VaR	[1]	8	6
UBS AG | Equity prices | Corporate Center - Services
Value At Risk [Line Items]
Management VaR	[1]	0	0
UBS AG | Equity prices | Corporate Center - Group ALM
Value At Risk [Line Items]
Management VaR	[1]	0	0
UBS AG | Equity prices | Corporate Center - Non-core and Legacy Portfolio
Value At Risk [Line Items]
Management VaR	[1]	1	1
UBS AG | Equity prices | Minimum
Value At Risk [Line Items]
Management VaR	[1]	3	1
UBS AG | Equity prices | Maximum
Value At Risk [Line Items]
Management VaR	[1]	22	15
UBS AG | Equity prices | Average
Value At Risk [Line Items]
Management VaR	[1]	8	6
UBS AG | Interest rates
Value At Risk [Line Items]
Management VaR	[1]	7	9
Diversification effect	[1],[2],[3]	(5)	(6)
UBS AG | Interest rates | Global Wealth Management
Value At Risk [Line Items]
Management VaR	[1]	1	1
UBS AG | Interest rates | Personal & Corporate Banking
Value At Risk [Line Items]
Management VaR	[1]	0	0
UBS AG | Interest rates | Asset Management
Value At Risk [Line Items]
Management VaR	[1]	0	0
UBS AG | Interest rates | Investment Bank
Value At Risk [Line Items]
Management VaR	[1]	6	7
UBS AG | Interest rates | Corporate Center - Services
Value At Risk [Line Items]
Management VaR	[1]	0	0
UBS AG | Interest rates | Corporate Center - Group ALM
Value At Risk [Line Items]
Management VaR	[1]	4	5
UBS AG | Interest rates | Corporate Center - Non-core and Legacy Portfolio
Value At Risk [Line Items]
Management VaR	[1]	2	2
UBS AG | Interest rates | Minimum
Value At Risk [Line Items]
Management VaR	[1]	5	6
UBS AG | Interest rates | Maximum
Value At Risk [Line Items]
Management VaR	[1]	11	12
UBS AG | Interest rates | Average
Value At Risk [Line Items]
Management VaR	[1]	8	10
UBS AG | Credit spreads
Value At Risk [Line Items]
Management VaR	[1]	5	8
Diversification effect	[1],[2],[3]	(4)	(4)
UBS AG | Credit spreads | Global Wealth Management
Value At Risk [Line Items]
Management VaR	[1]	2	1
UBS AG | Credit spreads | Personal & Corporate Banking
Value At Risk [Line Items]
Management VaR	[1]	0	0
UBS AG | Credit spreads | Asset Management
Value At Risk [Line Items]
Management VaR	[1]	0	0
UBS AG | Credit spreads | Investment Bank
Value At Risk [Line Items]
Management VaR	[1]	6	5
UBS AG | Credit spreads | Corporate Center - Services
Value At Risk [Line Items]
Management VaR	[1]	0	0
UBS AG | Credit spreads | Corporate Center - Group ALM
Value At Risk [Line Items]
Management VaR	[1]	1	2
UBS AG | Credit spreads | Corporate Center - Non-core and Legacy Portfolio
Value At Risk [Line Items]
Management VaR	[1]	1	2
UBS AG | Credit spreads | Minimum
Value At Risk [Line Items]
Management VaR	[1]	5	5
UBS AG | Credit spreads | Maximum
Value At Risk [Line Items]
Management VaR	[1]	9	8
UBS AG | Credit spreads | Average
Value At Risk [Line Items]
Management VaR	[1]	7	6
UBS AG | Foreign exchange
Value At Risk [Line Items]
Management VaR	[1]	6	3
Diversification effect	[1],[2],[3]	(1)	(1)
UBS AG | Foreign exchange | Global Wealth Management
Value At Risk [Line Items]
Management VaR	[1]	0	0
UBS AG | Foreign exchange | Personal & Corporate Banking
Value At Risk [Line Items]
Management VaR	[1]	0	0
UBS AG | Foreign exchange | Asset Management
Value At Risk [Line Items]
Management VaR	[1]	0	0
UBS AG | Foreign exchange | Investment Bank
Value At Risk [Line Items]
Management VaR	[1]	3	2
UBS AG | Foreign exchange | Corporate Center - Services
Value At Risk [Line Items]
Management VaR	[1]	0	0
UBS AG | Foreign exchange | Corporate Center - Group ALM
Value At Risk [Line Items]
Management VaR	[1]	1	1
UBS AG | Foreign exchange | Corporate Center - Non-core and Legacy Portfolio
Value At Risk [Line Items]
Management VaR	[1]	0	0
UBS AG | Foreign exchange | Minimum
Value At Risk [Line Items]
Management VaR	[1]	1	1
UBS AG | Foreign exchange | Maximum
Value At Risk [Line Items]
Management VaR	[1]	13	5
UBS AG | Foreign exchange | Average
Value At Risk [Line Items]
Management VaR	[1]	3	3
UBS AG | Commodities
Value At Risk [Line Items]
Management VaR	[1]	2	2
Diversification effect	[1],[2],[3]	0	0
UBS AG | Commodities | Global Wealth Management
Value At Risk [Line Items]
Management VaR	[1]	0	0
UBS AG | Commodities | Personal & Corporate Banking
Value At Risk [Line Items]
Management VaR	[1]	0	0
UBS AG | Commodities | Asset Management
Value At Risk [Line Items]
Management VaR	[1]	0	0
UBS AG | Commodities | Investment Bank
Value At Risk [Line Items]
Management VaR	[1]	2	2
UBS AG | Commodities | Corporate Center - Services
Value At Risk [Line Items]
Management VaR	[1]	0	0
UBS AG | Commodities | Corporate Center - Group ALM
Value At Risk [Line Items]
Management VaR	[1]	0	0
UBS AG | Commodities | Corporate Center - Non-core and Legacy Portfolio
Value At Risk [Line Items]
Management VaR	[1]	0	0
UBS AG | Commodities | Minimum
Value At Risk [Line Items]
Management VaR	[1]	1	0
UBS AG | Commodities | Maximum
Value At Risk [Line Items]
Management VaR	[1]	4	7
UBS AG | Commodities | Average
Value At Risk [Line Items]
Management VaR	[1]	$ 2	$ 2

[1]
Statistics at individual levels may not be summed to deduce the corresponding aggregate figures. The minima and maxima for each level may well occur on different days, and likewise, the VaR for each business line or risk type, being driven by the extreme loss tail of the corresponding distribution of simulated profits and losses for that business line or risk type, may well be driven by different days in the historical time series, rendering invalid the simple summation of figures to arrive at the aggregate total

[2]	As the minimum and maximum occur on different days for different business divisions and Corporate Center, it is not meaningful to calculate a portfolio diversification effect.
[3]	Difference between the sum of the standalone VaR for the business divisions and Corporate Center units and the VaR for the Group as a whole.